Significant Events - Additional Information (Detail) $ in Millions, R$ in Billions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2023 BRL (R$)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 2,278		$ 2,466
Brazilian Social Contribution Levy [Member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment	50.00%
Estimated financial effect of contingent liabilities	$ 200		1,200
Gross provisions	1,100
Net provisions	900
Aggregate court deposit paid	200		0
Framework agreement [member] | Definitive And Substantive Settlement Obligation Member [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 32,000	R$ 155
Samarco dam failure [member]
Disclosure of significant events [line items]
Percentage of charges recognised in Group's results	100.00%
Provision in addition to obligations under the Framework Agreement	$ 3,681		3,421	$ 2,792
Samarco dam failure [member] | Framework agreement [member] | Fundação Renova [member]
Disclosure of significant events [line items]
Maximum funding cap	1,000
Samarco dam failure [member] | Governance Agreement [member] | Federal public prosecution office claim [member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	$ 32,000	R$ 155
Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Percentage of interest in joint venture investment	50.00%
Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments	$ 1,000		700
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Brazilian Corporate Income Tax Rate [Member]
Disclosure of significant events [line items]
Estimated financial effect of contingent liabilities	1,100		900
Samarco Mineracao S.A. [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Provision in addition to obligations under the Framework Agreement	$ 400		300
BHP Brasil Ltda [member] | Samarco dam failure [member] | Framework agreement [member]
Disclosure of significant events [line items]
Percentage of remaining costs expected to be incurred by June 2025	85.00%
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant events [line items]
Investment in Samarco	$ 0
Dividends received	0
Profits available for distribution	$ 0
Percentage of interest in joint venture investment	50.00%
Commitments	$ 500		$ 350
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member] | Samarco dam failure [member]
Disclosure of significant events [line items]
Commitments amount	$ 915